Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Cementos Pacasmayo considers risk management to be a fundamental pillar of its strategy. The Company therefore evaluates threats and vulnerabilities, identifies its critical assets and quantifies the associated risk at least twice a year or sooner if warranted. Identified risks are confirmed by senior management to determine whether, due to their importance, they should be considered strategic risks, and different restricted maximum likelihood (REML) audit was carried out to evaluate our Information Security Management System (ISMS) based on the guidelines and controls of ISO27001, as well as the respective external audit, which allowed us to obtain the ISO27001:2022 certification for our cement production and distribution process issued by AENOR, being the first cement company in Peru with remediation or mitigation mechanisms relating to such risks evaluated. For example, cybersecurity risks have been evaluated and determined to be strategic risks for the following reasons:

●	economic impact due to loss of information and interruption of our operations due to attacks on our information systems and failures of our systems that support business processes and guarantee continuity; and
●	economic and reputational impact due to cyberattacks (phishing, malware, etc.) due to lack of patches or inadequate patch management, lack of secure identification and authentication mechanisms (AD authentication, complex passwords, tokens, captcha, etc.), poor password management and lack of protection against new generation threats.

Our cybersecurity strategy is based on the NIST 1.1 framework. Specifically, when referring to the identification and management of cybersecurity risks and threats that could compromise the Company, we have developed a methodology for risk management of information security based on ISO/IEC 27005. This systematic method allows our management to make appropriate decisions. Based on this and as part of our focus on the continuous improvement of information security in the company, during 2024 an internal obtain this certification. In 2025, we continued to perform both internal and external audits of our Information Security Management System as part of the maintenance of that certification and our continuous improvement efforts, which support the further development of our information security maturity across the Company.

The Company identifies and oversees risks internally. The audit committee of the Company has defined what a material cybersecurity risk is, so that the occurrence of a cybersecurity incident can be reported to the SEC. In 2025, we did not identify any threats that materially affected, or were reasonably likely to materially affect, our business strategy, results of operations or financial condition. As part of our information security policies, we have established the standards for access to and use of our information systems by employees or by third parties. In addition, we have established a new policy specifically relating to the access to and use of our information systems by third parties, which sets forth the conditions any third party must comply with in order to have any access to our information systems, which are being progressively incorporated into contracts with suppliers that are subject to these guidelines.

Finally, twice a year we run ethical hacking and pen-testing to evaluate our risks and vulnerabilities, and we have engaged an ethical hacking service which runs automatically when we perform spot exercises in our information systems (in-house and third-party solutions).

However, despite our efforts to identify and respond to cybersecurity threats, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, see “Item 3D. Risk Factors—Risks Relating to Our Business and Industry—Failures in our information technology systems and information security (cybersecurity) systems can adversely impact our operations and reputation.”

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In 2025, we did not identify any threats that materially affected, or were reasonably likely to materially affect, our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Governance

Role of the Board

The Board, in coordination with the Audit Committee, which is the corporate body in charge of centralizing corporate risks, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats. The Audit Committee meets quarterly and reviews the corporate risk matrix in detail, including cybersecurity risks. At each regularly scheduled Board meeting, the Audit Committee Chair provides the full Board with an update on all significant matters discussed, reviewed, considered and approved by the committee since the last regularly scheduled.

Additionally, the Audit Committee is promptly apprised of any cybersecurity incident that meets established reporting thresholds, and receives ongoing updates regarding any such incident until it has been resolved. We have established a Policy for Response to Cybersecurity Incidents, and a related plan, which includes four playbooks (covering ransomware, phishing, DOS and malware) on how to respond to each type of incident and the specificities to communications matters, to our legal, compliance, risk management and audit committee. This policy and these plans are part of our Disaster Recovery Plan (DRP) which is also part of our Business Continuity Plan (BCP).

Role of Management

Senior management is highly committed to maintaining corporate cybersecurity, and is cognizant of cybersecurity risks and threats and the potential impact of the occurrence of cybersecurity incidents, which is evidenced by the review and oversight of such matters by the audit committee and the cybersecurity subcommittees, and has provided the necessary resources for the mitigation of such risks. In addition to the audit committee at the Board level, we also have two cybersecurity sub committees (IT & OT), each of which meets quarterly, with the presence of the Company’s senior executive officers. All participants in the subcommittee meetings receive a copy of the presentation for each meeting, which sets forth the applicable subcommittee’s role, strategy, project status (culture, risks, IT/OT and policies) and relevant information (our key performance metrics and POCs on cybersecurity technology, cybersecurity lab results, etc.), and meeting minutes, which include a summary of the information to be discussed and the principal action points.

In 2024, the Information Security Department was established as an independent Information Technology department, reporting directly to the Chief Financial Officer (CFO), with the goal of providing it with the autonomy and strategic position it deserves.

The Chief Information Security Office (CISO) is primarily responsible for overseeing, maintaining, and improving our cybersecurity strategy. He also leads our two cybersecurity subcommittees (IT and OT) and works closely with the Technology, Human Resources, Legal and Compliance, Operations departments, among others. He also has over eight years of experience managing and leading cybersecurity projects and holds the following certifications:

●	Certiprof - Lead Cybersecurity Professional Certificate - January 2023
●	ESAN Graduate School of Business (Lima, Peru) - International Diploma in Cybersecurity and Privacy Management - July 2020
●	Ramon Llull University (Barcelona, Spain) - Master in Information Technology Management - August 2015

All of Cementos Pacasmayo’s senior executive officers have been trained in cybersecurity matters and are the main promoters of our corporate cybersecurity culture and compliance with the established internal framework, which includes policies, guidelines and cybersecurity standards, among others.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Role of the Board

The Board, in coordination with the Audit Committee, which is the corporate body in charge of centralizing corporate risks, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats. The Audit Committee meets quarterly and reviews the corporate risk matrix in detail, including cybersecurity risks. At each regularly scheduled Board meeting, the Audit Committee Chair provides the full Board with an update on all significant matters discussed, reviewed, considered and approved by the committee since the last regularly scheduled.

Additionally, the Audit Committee is promptly apprised of any cybersecurity incident that meets established reporting thresholds, and receives ongoing updates regarding any such incident until it has been resolved. We have established a Policy for Response to Cybersecurity Incidents, and a related plan, which includes four playbooks (covering ransomware, phishing, DOS and malware) on how to respond to each type of incident and the specificities to communications matters, to our legal, compliance, risk management and audit committee. This policy and these plans are part of our Disaster Recovery Plan (DRP) which is also part of our Business Continuity Plan (BCP).

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	the Audit Committee, which is the corporate body in charge of centralizing corporate risks, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Senior management is highly committed to maintaining corporate cybersecurity, and is cognizant of cybersecurity risks and threats and the potential impact of the occurrence of cybersecurity incidents, which is evidenced by the review and oversight of such matters by the audit committee and the cybersecurity subcommittees, and has provided the necessary resources for the mitigation of such risks. In addition to the audit committee at the Board level, we also have two cybersecurity sub committees (IT & OT), each of which meets quarterly, with the presence of the Company’s senior executive officers.